Goodwill and intangible assets - Summary of Other Changes In Other Intangible Assets (Detail) - Other intangible assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 615,602	¥ 563,842
Changes in carrying amount:
Additions	180,008	160,427
Acquisitions through business combinations	41,788	4,397
Internal development	23,128	20,096
Disposals or classified as held for sale	(4,717)	(8,182)
Amortization	(166,047)	(153,890)
Impairment losses	(10,350)	(595)
Translation adjustment	(3,586)	27,283
Other	(4,614)	2,224
Total changes	55,610	51,760
Ending Balance	671,212	615,602
Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	19,918	19,022
Changes in carrying amount:
Additions	4,121	8,854
Acquisitions through business combinations	8,433	371
Disposals or classified as held for sale	(8)	(16)
Amortization	(6,734)	(8,838)
Impairment losses	(10)	(16)
Translation adjustment	(406)	444
Other	56	97
Total changes	5,452	896
Ending Balance	25,370	19,918
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	14,933	22,321
Changes in carrying amount:
Additions	230
Acquisitions through business combinations	4,338	2,003
Disposals or classified as held for sale	(414)	(1,697)
Amortization	(6,485)	(10,166)
Impairment losses		0
Translation adjustment	(74)	2,472
Other		0
Total changes	(2,405)	(7,388)
Ending Balance	12,528	14,933
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	39,620	39,213
Changes in carrying amount:
Additions	825	20
Acquisitions through business combinations	6,288	1,887
Disposals or classified as held for sale	(1)	(616)
Amortization	(5,547)	(5,874)
Translation adjustment	(478)	5,094
Other	23	(104)
Total changes	1,110	407
Ending Balance	40,730	39,620
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	409,990	347,072
Changes in carrying amount:
Additions	169,476	145,515
Acquisitions through business combinations	4,698	13
Internal development	23,128	20,096
Disposals or classified as held for sale	(3,897)	(5,576)
Amortization	(127,401)	(110,296)
Impairment losses	(10,337)	(8)
Translation adjustment	(1,567)	10,981
Other	(6,372)	2,193
Total changes	47,728	62,918
Ending Balance	457,718	409,990
Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	25,447	26,280
Changes in carrying amount:
Disposals or classified as held for sale		(33)
Amortization	(4,324)	(4,129)
Translation adjustment	(358)	3,329
Other	26
Total changes	(4,656)	(833)
Ending Balance	20,791	25,447
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	105,694	109,934
Changes in carrying amount:
Additions	5,356	6,038
Acquisitions through business combinations	18,031	123
Disposals or classified as held for sale	(397)	(244)
Amortization	(15,556)	(14,587)
Impairment losses	(3)	(571)
Translation adjustment	(703)	4,963
Other	1,653	38
Total changes	8,381	(4,240)
Ending Balance	114,075	105,694
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,825,767	1,631,220
Changes in carrying amount:
Ending Balance	2,017,703	1,825,767
Gross carrying amount [member] | Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	212,000	201,243
Changes in carrying amount:
Ending Balance	216,960	212,000
Gross carrying amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	70,560	66,593
Changes in carrying amount:
Ending Balance	73,654	70,560
Gross carrying amount [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	59,377	51,747
Changes in carrying amount:
Ending Balance	65,643	59,377
Gross carrying amount [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,196,266	1,045,743
Changes in carrying amount:
Ending Balance	1,353,946	1,196,266
Gross carrying amount [member] | Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	75,716	66,583
Changes in carrying amount:
Ending Balance	73,958	75,716
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	211,848	199,311
Changes in carrying amount:
Ending Balance	233,542	211,848
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(1,210,165)	(1,067,378)
Changes in carrying amount:
Ending Balance	(1,346,491)	(1,210,165)
Accumulated depreciation and impairment losses [member] | Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(192,082)	(182,221)
Changes in carrying amount:
Ending Balance	(191,590)	(192,082)
Accumulated depreciation and impairment losses [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(55,627)	(44,272)
Changes in carrying amount:
Ending Balance	(61,126)	(55,627)
Accumulated depreciation and impairment losses [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(19,757)	(12,534)
Changes in carrying amount:
Ending Balance	(24,913)	(19,757)
Accumulated depreciation and impairment losses [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(786,276)	(698,671)
Changes in carrying amount:
Ending Balance	(896,228)	(786,276)
Accumulated depreciation and impairment losses [member] | Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(50,269)	(40,303)
Changes in carrying amount:
Ending Balance	(53,167)	(50,269)
Accumulated depreciation and impairment losses [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(106,154)	(89,377)
Changes in carrying amount:
Ending Balance	¥ (119,467)	¥ (106,154)